Income tax expense	12 Months Ended
Dec. 31, 2017
Income tax expense
Income tax expense

7.Income tax expense

Recognized in the income statement:

	Year ended Dec 31, 2017	Year ended Dec 31, 2016	Year ended Dec 31, 2015
Current tax expense	US $	US $	US $
U.K. corporation taxes	—	—	—
Overseas taxes	22,000	287	774

	22,000	287	774

The main rate of U.K. corporation tax was reduced from 21% to 19% from April 1, 2015 and has been reflected in these consolidated financial statements.

The tax expense recognized for the years ended December 31, 2017, 2016 and 2015 is lower than the standard rate of corporation tax in the U.K. of 19%.  The differences are reconciled below:

	2017	2016	2015
Reconciliation of effective tax rate:	US $	US $	US $
Loss on ordinary activities before taxation	(44,788,366)	(40,324,015)	(8,515,925)

U.K. Corporation tax at 19%	(1,570,723)	(449,929)	(355,889)
Overseas tax at higher rate	(7,669,495)	(12,954,729)	(2,297,873)
Effects of:
Unrecognized losses	(9,240,218)	(13,404,371)	(2,652,988)
Other adjustments-overseas taxes	22,000	287	774

Total tax charge	22,000	287	774

There is an unrecognized cumulative deferred tax asset of US$1,783,102, relating to deferred tax on losses generated of US$10,488,833, in the U.K. during the years ended December 31, 2017 and 2016.